NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDER	6 Months Ended
Jun. 30, 2026
Loss per share attributable to shareholders:
NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDER

NOTE 7:-	NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDER

Basic net loss per share is computed using the weighted average number of shares of Ordinary Shares outstanding for the period. Diluted net loss per share reflects the effect of the assumed exercise of any share options, and the conversion of any convertible securities, in each case only in the periods in which such effect would have been dilutive.

For the six months and year ended June 30, 2026 and June 30, 2025, net loss per share amounts were the same for Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares because the holders of each class are entitled to equal per share dividends.

The table below presents the computation of basic and diluted net loss per share:

	Six Months Ended June 30,
	2026	2025

Numerator:
Loss from continuing operations	5,948	1,194
Net loss (income) from discontinued operations	(6)	58
Net loss attributable to holders of Ordinary Shares	$5,942	$1,252

Loss from continuing operations	5,948	1,194
Net loss (income) from discontinued operations	(6)	58
Net loss attributable to holders of Ordinary Shares and assumed conversions	$5,942	$1,252

Denominator*:
Weighted-average number of Ordinary Shares used to compute net loss per share, basic	11,070,458	7,362,906
Weighted-average number of Ordinary Shares used to compute net loss per share, diluted***	11,070,458	7,362,906

Net income (loss) per share, basic:
Continuing operations	(0.54)	(0.16)
Discontinued operations	(0.00)	(0.01)
Net loss per share, basic	$(0.54)	$(0.17)

Net income (loss) per share, diluted:
Continuing operations	(0.54)	(0.16)
Discontinued operations	(0.00)	(0.01)
Net loss per share, diluted	$(0.54)	$(0.17)

***	After giving effect to the forward share split, see also Note 1(c).

The table below presents the number of securities that were excluded from the calculation of diluted net loss per share as the effect would have been anti-dilutive:

	Six Months Ended June 30,
	2026	2025

Share options	817,567	538,231
Ordinary Warrants	2,695,425	-
Underwriter Warrants	37,614	-
2024 SAFE*	-	614,006

●	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the six months ended June 30, 2025 is based on the assumption the conversion of the 2024 SAFE into shares will occur upon its maturity.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)